Equity Method Investments - Summarized Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Equity Method Investment, Summarized Financial Information [Abstract]
Total	$ 271.9	$ 187.5	$ 505.9	$ 359.5
Operating expenses	(167.6)	(127.8)	(316.8)	(253.9)
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Total	24.5	72.4	77.6	142.9
Operating expenses	(24.0)	(71.6)	(76.4)	(140.0)
Net income	(2.7)	6.0	7.4	10.1
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Total	2.8	9.4	4.8	15.0
Operating expenses	(2.9)	(8.6)	(4.8)	(14.7)
Net income	$ (2.1)	$ 1.6	$ (1.7)	$ 2.2